April 3, 2009

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, DC 20549

Re:	DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
File No.: 811-6172; 33-36821

Gentlemen:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended January 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at 212.922.6837.

Very truly yours,

/s/Talia Delgado

Talia Delgado